Segmental analysis - Adjusted results reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 49,552	$ 50,429	$ 56,098
ECL	928	(8,817)	(2,756)
Operating expenses	(34,620)	(34,432)	(42,349)
Share of profit in associates and joint ventures	3,046	1,597	2,354
Profit before tax	18,906	8,777	13,347
Operating segments
Disclosure of operating segments [line items]
Revenue	50,090	51,770	56,435
ECL	928	(9,282)	(2,687)
Operating expenses	(32,148)	(32,409)	(33,563)
Share of profit in associates and joint ventures	3,046	2,192	2,496
Profit before tax	21,916	12,271	22,681
Significant items
Disclosure of operating segments [line items]
Revenue	(538)	52	673
ECL	0	0	0
Operating expenses	(2,472)	(3,095)	(9,767)
Share of profit in associates and joint ventures	0	(462)	0
Profit before tax	(3,010)	(3,505)	(9,094)
Currency translation
Disclosure of operating segments [line items]
Revenue		(1,393)	(1,010)
ECL		465	(69)
Operating expenses		1,072	981
Share of profit in associates and joint ventures		(133)	(142)
Profit before tax		$ 11	$ (240)